SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit Small Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 94.0%
Commercial Services - 6.2%
ASGN, Inc. *	25,100	1,577,786
Booz Allen Hamilton Holding Corp.	26,500	1,882,030
Brink’s Co.	16,000	1,327,200
Colliers International Group, Inc.	14,225	1,067,586

		5,854,602
Communications - 0.8%
Shenandoah Telecommunications Co.	25,000	794,250

Consumer Durables - 5.6%
Acushnet Holdings Corp.	38,400	1,013,760
BRP, Inc.	12,450	484,803
Take-Two Interactive Software, Inc. *	12,800	1,604,352
Thor Industries, Inc.	11,200	634,368
YETI Holdings, Inc. *	53,700	1,503,600

		5,240,883
Consumer Non-Durables - 0.6%
Primo Water Corp. *	47,300	580,844

Consumer Services - 10.4%
Adtalem Global Education, Inc. *	12,725	484,695
Chegg, Inc. *	30,000	898,500
Cinemark Holdings, Inc.	33,600	1,298,304
Dunkin’ Brands Group, Inc.	12,800	1,015,808
Grand Canyon Education, Inc. *	10,500	1,031,100
Nexstar Media Group, Inc.	15,225	1,557,670
Service Corp. International	28,600	1,367,366
Strategic Education, Inc.	6,803	924,392
Vail Resorts, Inc.	5,600	1,274,336

		9,852,171
Electronic Technology - 8.7%
Arista Networks, Inc. *	7,800	1,863,576
Cabot Microelectronics Corp.	8,825	1,246,178
Ciena Corp. *	26,250	1,029,788
MKS Instruments, Inc.	15,750	1,453,410
Monolithic Power Systems, Inc.	10,200	1,587,426
Skyworks Solutions, Inc.	13,200	1,046,100

		8,226,478
Energy Minerals - 1.6%
Delek US Holdings, Inc.	21,300	773,190
Marathon Petroleum Corp.	11,926	724,504

		1,497,694
Finance - 5.1%
Axis Capital Holdings, Ltd.	12,500	834,000
CubeSmart	7,400	258,260
First Republic Bank	6,400	618,880
Legg Mason, Inc.	31,800	1,214,442
Physicians Realty Trust	30,500	541,375

Name of Issuer	Quantity	Fair Value ($)

SVB Financial Group *	4,575	955,946
Wintrust Financial Corp.	5,700	368,391

		4,791,294
Health Services - 2.4%
Encompass Health Corp.	14,600	923,888
Teladoc Health, Inc. *	20,300	1,374,716

		2,298,604
Health Technology - 11.0%
Align Technology, Inc. *	4,650	841,278
Bio-Techne Corp.	4,800	939,216
Catalent, Inc. *	4,625	220,428
Cronos Group, Inc. *	49,025	443,676
Exact Sciences Corp. *	15,700	1,418,809
Insulet Corp. *	6,550	1,080,292
iRhythm Technologies, Inc. *	11,900	881,909
Kindred Biosciences, Inc. *	115,125	788,606
PerkinElmer, Inc.	8,400	715,428
Sarepta Therapeutics, Inc. *	13,400	1,009,288
STERIS, PLC	9,100	1,314,859
Wright Medical Group NV *	35,900	740,617

		10,394,406
Industrial Services - 6.5%
Advanced Disposal Services, Inc. *	48,100	1,566,617
EMCOR Group, Inc.	15,800	1,360,696
KBR, Inc.	43,500	1,067,490
Waste Connections, Inc.	23,100	2,125,200

		6,120,003

Non-Energy Minerals - 1.8%
Trex Co., Inc. *	18,700	1,700,391

Process Industries - 2.4%
Domtar Corp.	15,800	565,798
Scotts Miracle-Gro Co.	16,800	1,710,576

		2,276,374
Producer Manufacturing - 8.7%
Anixter International, Inc. *	5,100	352,512
Crane Co.	15,400	1,241,702
Hubbell, Inc.	10,000	1,314,000
IDEX Corp.	6,100	999,668
Lincoln Electric Holdings, Inc.	11,700	1,015,092
MSA Safety, Inc.	12,700	1,385,697
Oshkosh Corp.	13,800	1,046,040
Watsco, Inc.	5,050	854,359

		8,209,070
Retail Trade - 1.5%
Casey’s General Stores, Inc.	4,300	692,988
Ulta Beauty, Inc. *	3,050	764,483

		1,457,471

SEPTEMBER 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit Small Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Technology Services - 17.5%
Altair Engineering, Inc. *	29,983	1,038,012
ANSYS, Inc. *	4,900	1,084,664
Aspen Technology, Inc. *	14,500	1,784,660
Euronet Worldwide, Inc. *	16,600	2,428,580
Globant SA *	19,250	1,762,915
GoDaddy, Inc. *	15,025	991,350
Guidewire Software, Inc. *	11,700	1,232,946
HubSpot, Inc. *	9,450	1,432,714
Paycom Software, Inc. *	7,450	1,560,701
PTC, Inc. *	17,600	1,199,968
Qualys, Inc. *	10,050	759,478
Science Applications International Corp.	14,800	1,292,780

		16,568,768
Transportation - 1.5%
Alaska Air Group, Inc.	11,500	746,465
Marten Transport, Ltd.	33,050	686,779

		1,433,244

Name of Issuer	Quantity	Fair Value ($)

Utilities - 1.7%
Covanta Holding Corp.	24,600	425,334
Fortis, Inc.	12,107	512,489
Spire, Inc.	7,525	656,481

		1,594,304

Total Common Stocks (cost: $58,694,965)		88,890,851

Short-Term Securities - 5.5%
Fidelity Inst. Money Mkt. Gvt. Fund, 1.86%	5,186,968	5,186,968

(cost: $5,186,968)
Total Investments in Securities - 99.5% (cost: $63,881,933)		94,077,819
Other Assets and Liabilities, net - 0.5%		455,361

Total Net Assets - 100.0%		$94,533,180

*	Non-income producing security.

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2019 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	88,890,851	—	—	88,890,851
Short-Term Securities	5,186,968	—	—	5,186,968

Total:	94,077,819	—	—	94,077,819

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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